RELATED PARTY TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amount due from related parties	$ 167.3	$ 103.2
Amount due to related parties	198.2	161.6
Current amount due from related parties	161.7	96.6
Non-current amount due from related parties	5.6	6.6
Hanwha Q CELLS Korea Corp [Member]
Related Party Transaction [Line Items]
Amount due from related parties	54.4	43.9
Amount due to related parties	176.5	117.1
Hanwha Corporation [Member]
Related Party Transaction [Line Items]
Amount due from related parties	2.2	0.0
Amount due to related parties	6.6	27.5
Hanwha Advanced Materials Coporation [Member]
Related Party Transaction [Line Items]
Amount due to related parties	7.5	7.3
Hanwha Q CELLS USA Corp. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	74.6	20.8
Amount due to related parties	0.1	0.0
Hanwha Q CELLS Japan Co Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties	28.5	33.4
Hanwha Chemical Corporation [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0.2	0.3
Amount due to related parties	5.8	9.1
Primo Gunes Enerjisi A.S. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	3.5	3.2
Burdur Enerji A.S. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	2.5	0.0
TRI ENERGY GLOBAL PTE. LTD. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0.0	0.2
Hanwha Life Insurance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0.8	0.7
Hanwha Non-Life Insurance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0.3	0.2
Hanwha S&C Trading (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	1.2	0.0
Others [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0.3	0.5
Amount due to related parties	0.5	0.4
Hanwha S and C Co., Ltd [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 0.0	$ 0.2